Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Schedule of unit's activity

Number of Units
Unvested balance at December 31, 2018	—
Granted	4,475,029
Vested	(3,952,943)
Unvested balance at December 31, 2019	522,086
Granted	683,889
Vested	(1,205,975)
Unvested balance at December 31, 2020	—

Schedule of unit activity

Restricted stock unit (“RSU”) activity for the three months ended March 31, 2021 is as follows:

		Weighted average
	Number of units	grant price
Unvested balance at December 31, 2020	—	$—
Granted	3,647,504	15.85
Vested	(719,479)	15.85
Unvested balance at March 31, 2021	2,928,025	$15.85

Summary of share-based compensation expense

Share-based compensation expense for the three months ended March 31, 2021 and 2020 is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Costs of revenue	$915	$—
Advertising and promotions	1,698	—
General administration and other	8,963	13,490
Total share-based compensation expense	$11,576	$13,490

Schedule of assumptions used for determination of fair value of unit

The fair value for both the Common A‑2 Units and the Common B‑1 Units was determined using the Black-Scholes-Merton pricing model with the following assumptions:

	December 29,	December 31,
	2020	2019
Dividend yield	—	—
Volatility factor	45%	45%
Risk-free interest rate	0.12%	1.69%
Time to liquidity (in years)	—	5.0
Lack of marketability discount	0.0%	33.0%